Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 24, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt reduction	$ 186,100
Fifth Amendment to the Term Loan Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding term loan		$ 30,000
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Legacy Products And Manufacturing Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	111,000			$ 111,000
Additional milestone payments	$ 60,000			$ 60,000
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total revenues		150,122	$ 238,829
Cost of goods sold (exclusive of depreciation and amortization shown separately below)		53,656	55,962
Selling, general and administrative expense		9,137	8,302
Depreciation and amortization		17,531	52,546
Impairment of intangibles		43,273	266,017
Research and development expenses		6,309	8,939
Income (loss) from operations		20,216	(152,937)
Interest expense		10,301	12,197
Other income, net		(593)	111
Income (loss) from discontinued operations before costs of disposal and provision for income taxes		10,508	(165,245)
Income tax expense (benefit)		1,084	(895)
Income (loss) from discontinued operations before gain on disposal		$ 9,424	$ (164,350)